SCHWAB CAPITAL TRUST

Schwab® Large-Cap Growth Fund

Schwab® Core Equity Fund

Schwab® International Core Equity Fund

Schwab® Dividend Equity Fund

Schwab® Small-Cap Equity Fund

Schwab® Health Care Fund

(each, a fund and collectively, the funds)

Supplement dated March 31, 2026, to the funds’ currently effective Statutory Prospectus

This supplement provides new and additional information beyond that contained in the Statutory Prospectus and should be read in conjunction with this document.

Effective on or about March 31, 2026, the funds’ Statutory Prospectus will be revised as follows:

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1. Schwab Large-Cap Growth Fund - In the Fund Summary, under the header “Principal Investment Strategies”: The last sentence of the second paragraph is hereby deleted in its entirety and replaced with the following:

For more information on Schwab Equity Ratings, please see the “More About Schwab Asset Management’s Research” section in the prospectus.

2. Schwab Core Equity Fund - In the Fund Summary, under the header “Principal Investment Strategies”: The last sentence of the third paragraph is hereby deleted in its entirety and replaced with the following:

For more information on Schwab Equity Ratings, please see the “More About Schwab Asset Management’s Research” section in the prospectus.

3. Schwab International Core Equity Fund - In the Fund Summary, under the header “Principal Investment Strategies”: The last sentence of the fifth paragraph is hereby deleted in its entirety and replaced with the following:

For more information about Schwab Equity Ratings International, please see the “More About Schwab Asset Management’s Research” section in the prospectus.

4. Schwab Dividend Equity Fund - In the Fund Summary, under the header “Principal Investment Strategies”: The last sentence of the fourth paragraph is hereby deleted in its entirety and replaced with the following:

For more information on Schwab Equity Ratings and Schwab Equity Ratings International, please see the “More About Schwab Asset Management’s Research” section in the prospectus.

5. Schwab Small-Cap Equity Fund - In the Fund Summary, under the header “Principal Investment Strategies”: The last sentence of the fourth paragraph is hereby deleted in its entirety and replaced with the following:

For more information on Schwab Equity Ratings, please see the “More About Schwab Asset Management’s Research” section in the prospectus.

6. Schwab Health Care Fund - In the Fund Summary, under the header “Principal Investment Strategies” section: The last sentence of the fourth paragraph is hereby deleted in its entirety and replaced with the following:

For more information on Schwab Equity Ratings and Schwab Equity Ratings International, please see the “More About Schwab Asset Management’s Research” section in the prospectus.

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7. Statutory Prospectus – In the “Fund Details” section, the “More About Schwab’s Research” sub-section is hereby deleted in its entirety and replaced with the following:

More About Schwab Asset Management’s Research

The funds use either Schwab Equity Ratings® or Schwab Equity Ratings International® to aid in stock selection (or, in the case of the Schwab Dividend Equity Fund and the Schwab Health Care Fund, both are used).

Schwab Equity Ratings use a scale of A, B, C, D, and F, and are assigned to approximately 3,000 U.S.-traded stocks. The Schwab Equity Ratings model universe is generally composed of the combined set of stocks in the Russell 3000 Index and the Standard & Poor’s (S&P) 500 Index. Schwab Asset Management’s research outlook is that A-rated stocks, on average, will strongly outperform, and F-rated stocks, on average, will strongly underperform the equities market during the next 12 months.

Schwab Equity Ratings International use a scale of A, B, C, D, and F, and are assigned to approximately 4,000 stocks traded in approximately 25 to 30 foreign equity markets. Stocks are rated relative to other stocks in the country where the company is headquartered, which is generally the country where the stock is traded and the company conducts its primary business operations. Some international stocks may trade in countries other than the country in which they are headquartered. Schwab Asset Management’s research outlook is that A-rated stocks, on average, will strongly outperform, and F-rated stocks, on average, will strongly underperform, the average stock in the equities market of the country where the company is headquartered and conducts its business operations, over the next 12 months.

Schwab Equity Ratings and Schwab Equity Ratings International are generally updated weekly.

Schwab Equity Ratings are based upon a disciplined, systematic approach that evaluates each stock on the basis of a wide variety of investment criteria from five broad categories: Growth, Quality, Sentiment, Stability and Valuation.

The Growth component underlying the rating is based on several historical growth rates of accounting variables and the estimated growth of other items. Stocks with attributes of high profitability growth, high expected dividend growth but lower expected sales growth tend to have better Growth scores. Highly-rated stocks within this category may have the potential for price appreciation, as investors perceive that the growth potential from these companies are more favorable.

The Quality component underlying the rating is based on a number of operating performance measures derived from recent financial statement data. Stocks with attributes such as high profitability, high earnings quality, conservative investment spending and better operating efficiency tend to have better Quality scores. Highly-rated stocks within this category may have the potential for price appreciation, as investors perceive that these companies have the financial strength to potentially grow earnings faster than their peers.

The Sentiment component underlying the rating is based on several measures of both long-term and short-term changes in investors’ expectations. Stocks with attributes such as recently improving analysts’ outlooks, strong and consistent price performance, and optimistic trading positions and trends tend to have better Sentiment scores. Highly-rated stocks within this category may have the potential for price appreciation, as investors become more aware of these companies’ improving performance prospects.

The Stability component underlying the rating is based on several performance variability measures derived from both recent financial statements and trading data. Stocks with attributes such as low sales volatilities and low trading volume turnovers tend to have better Stability scores. Highly-rated stocks within this category may have the potential for price appreciation, as investors perceive that these companies deserve a premium for their steady business outcomes.

The Valuation component underlying the rating is based on several value-oriented investment criteria. In general, stocks with attributes such as relatively high levels of free cash flow, operating income and expected future earnings tend to have better Valuation scores.

Highly-rated stocks within this category may have the potential for price appreciation, as investors perceive that the current stock prices of these companies are too low relative to measures of investment value.

Schwab Equity Ratings International is based on a disciplined methodology that evaluates each stock on the basis of investment criteria from several broad components: Growth, Quality, Sentiment, Stability and Valuation.

The Growth component underlying the rating is based on several historical growth rates of accounting variables and the estimated growth of other items. Stocks with attributes of high profitability growth, high expected dividend growth but lower expected sales growth tend to have better Growth scores. Highly-rated stocks within this category may have the potential for price appreciation, as investors perceive that the growth potential from these companies are more favorable.

The Quality component underlying the rating is based on a number of operating performance measures derived from recent financial statement data. Stocks with attributes such as high profitability, high earnings quality, conservative investment spending and better operating efficiency tend to have better Quality scores. Highly-rated stocks with such grades may have the potential for price appreciation, as investors perceive that these companies have the financial strength to potentially grow earnings faster than the average stock.

The Sentiment component underlying the rating is based on several measures of both long-term and short-term changes in investors’ expectations. Stocks with attributes such as recently improving analysts’ outlooks, strong and consistent price performance, and optimistic trading positions and trends tend to have better Sentiment scores. Highly-rated stocks with such grades may have the potential for price appreciation, as investors become more aware of these companies’ improving performance prospects.

The Stability component underlying the rating is based on several performance variability measures derived from both recent financial statements and trading data. Stocks with attributes such as low sales volatilities and low trading volume turnovers tend to have better Stability scores. Highly-rated stocks with such grades may have the potential for price appreciation, as investors perceive that these companies offer an attractive risk-versus-return trade-off.

The Valuation component underlying the rating is based upon several value-oriented investment criteria. In general, stocks with attributes such as relatively high levels of free cash flow, operating income and expected future earnings tend to have better Valuation scores.

Highly-rated stocks with such grades may have the potential for price appreciation, as investors perceive that the current stock prices of these companies are too low relative to measures of investment value.

From time to time, Schwab Asset Management may update the research methodology as well as the components underlying each broad category for both Schwab Equity Ratings and Schwab Equity Ratings International. To the extent Schwab Asset Management makes changes to the methodology or the underlying grading components, the portfolio managers will evaluate the impact of those changes on a fund’s portfolio prior to transitioning to the revised research methodology. During this evaluation and transition period, which may last several weeks or longer, the funds may include a higher percentage of lower-rated stocks.

In addition to Schwab Equity Ratings and Schwab Equity Ratings International, the portfolio managers leverage Schwab Asset Management’s research and portfolio optimization expertise.

More information on Schwab Asset Management’s ratings methodologies and the components considered by Schwab Asset Management in assigning a rating is available on schwab.com.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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